Shareholders' equity and share-based payments - Number of shares (Details) € / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) item € / shares shares	Dec. 31, 2019 USD ($) item shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares
Shareholders' equity
Number of categories of shares | item	1	1
Authorized share capital (in shares)	3,593,399,547	3,593,399,547	3,669,077,772	3,434,245,369
Share capital	€ 6,504,702,687.50	$ 8,123	$ 8,227	$ 7,882
Number of shares issued	2,601,881,075	2,601,881,075
Common shares
Shareholders' equity
Common share par value (in Euros per shares) | € / shares	€ 2.50
Minimum holding period of shares to earn double voting rights	2 years
Shareholder maximum voting rights (as a percent)	10.00%	10.00%
Shareholder maximum double voting rights (as a percent)	20.00%	20.00%
Minimum ownership percentage for which voting restrictions do not apply	66.67%	66.67%
Number of shares issued			2,640,602,007	2,528,989,616	2,430,365,862